Shareholders' Equity - Additional Information (Details) - USD ($)		5 Months Ended	6 Months Ended
	Oct. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 21, 2020
Class Of Stock [Line Items]
Preferred shares, authorized		5,000,000	5,000,000
Preferred shares, par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, issued		0	0
Preferred shares, outstanding		0	0
Common stock voting rights		one vote for each share	one vote for each share
Common stock, conversion basis			Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one
Class A Ordinary Share
Class Of Stock [Line Items]
Ordinary shares, authorized		500,000,000	500,000,000
Ordinary shares, par value		$ 0.0001	$ 0.0001	0.0001	$ 0.0001
Issued or outstanding shares		25,000,000	25,000,000
Redemption Shares		21,558,398	21,803,833
Ordinary shares, issued		3,441,602	3,196,167
Ordinary shares, outstanding		3,441,602	3,196,167
Class A Ordinary Share | Scenario Previously Reported [Member]
Class Of Stock [Line Items]
Redemption Shares		21,588,398
Class B Ordinary Share
Class Of Stock [Line Items]
Ordinary shares, authorized		50,000,000	50,000,000
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued		6,250,000	6,250,000
Ordinary shares, outstanding		6,250,000	6,250,000
Common stock subject to forfeiture		937,500	937,500
Underwriters consideration for over allotment		$ 0	$ 0
Over-allotment expiration date		Oct. 31, 2020	Oct. 31, 2020
Common stock shares forfeited due to non-exercise of over-allotment option in full or part by underwriters	937,500
Threshold percentage of founder shares to total shares outstanding		20.00%	20.00%
Class B Ordinary Share | Founder Shareholders
Class Of Stock [Line Items]
Equity investment, ownership percentage		20.00%	20.00%